Investments - Summary of Financial Information in Respect of Immaterial Associates Accounted for Using Equity Method (Detail) - 12 months ended Mar. 31, 2018 ₨ in Millions, $ in Millions	INR (₨)	USD ($)
Disclosure of associates [abstract]
Carrying amount of the Company's interest in associates	₨ 1,206	$ 19
Company's share on statements of income in associates	₨ 11